Significant Accounting Policies (Details) - Schedule of details regarding the exchange rate - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Details Regarding The Exchange Rate Abstract
Consumer Price Index	$ 108	$ 102.6	$ 101.1
Exchange rate of Euro	1.07	1.13	1.22
Exchange rate of CHF	1.08	1.09	1.13
Exchange rate of NIS	0.28	0.32	0.31
Exchange rate of GBP	1.2	1.35	1.36
Change in percentages:
Change in percentages of Consumer Price Index	5.26	1.48	(0.69)
Change in percentages of Euro	(5.31)	(7.38)	8.93
Change in percentages of CHF	(0.92)	(3.54)	9.71
Change in percentages of NIS	(12.5)	3.23	6.9
Change in percentages of GBP	$ (11.11)	$ (0.74)	$ 3.03